Loans (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of Long-Term Loans
Composed as follows:

	Linkage	Interest	December
	term	rate 2019	31 2019
		%	€ in thousands
Bank loans	EURIBOR	1.6-3.5	25,620
	Consumer price index in Israel	4.65	19,323
Other long-term loans		2.5-5.5	48,377
			93,320

	Linkage	Interest	December
	term	rate 2018	31 2018
		%	€ in thousands
Bank loans	EURIBOR	1.6-3.5	42,545
	Consumer price index in Israel	4.65	18,843
Other long-term loans		2.5-5	4,704
			66,092

Schedule of Aggregate Annual Maturities
The aggregate annual maturities are as follows:

	December 31	December 31
	2019	2018
	€ in thousands
Second year	7,656	6,069
Third year	5,274	5,847
Fourth year	5,342	6,040
Fifth year	5,242	6,163
Sixth year and thereafter	65,668	36,109

Long-term loans	89,182	60,228
Current maturities	4,138	5,864
	93,320	66,092

Schedule of Movement in Liabilities Deriving from Financing Activities
Movement in liabilities deriving from financing activities

		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2019		66,092	51,343	117,435
Changes from financing cash flows
Proceeds from issue of debentures	12	-	22,317	22,317
Repayment of Debentures	12	-	(9,836)	(9,836)
Receipt of loans	11	63,821	-	63,821
Repayment of loans	11	(11,051)	-	(11,051)
Accrued interest	11	1,608	-	1,608
Transaction costs related to borrowings		223	2,101	2,324
Sale of Italian subsidiaries		(29,400)	-	(29,400)
Total net financing cash flows		91,293	65,925	157,218

Effect of changes in foreign exchange rates		2,027	5,659	7,686

Balance as at December 31, 2019		93,320	71,584	164,904